Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Net loss	$ (730)	$ (590)	$ (1,597)	$ (2,193)	$ (2,663)	$ (2,726)
Other comprehensive loss:
Unrealized gain on available-for-sale securities	1	1
Other comprehensive gain before tax	1	1
Other comprehensive gain, net of tax	1	1
Comprehensive loss	$ (729)	$ (589)	$ (1,597)	$ (2,193)	$ (2,663)	$ (2,726)